Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net revenue	$ 14,748,551	$ 24,059,556	$ 27,169,935
Cost of revenue	(10,825,943)	(16,190,985)	(19,694,031)
Gross profit	3,922,608	7,868,571	7,475,904
Operating expenses:
Selling expenses	(1,039,882)	(1,097,150)	(866,136)
General and administrative expenses	(4,134,394)	(3,898,894)	(3,318,815)
Research and development expenses	(594,521)	(1,084,119)	(829,024)
Total operating expenses	(5,768,797)	(6,080,163)	(5,013,975)
(Loss)/income from operations	(1,846,189)	1,788,408	2,461,929
Other (expenses)/income:
Other non-operating (expenses)/income, net	(35,509)	49,873	415,934
Government subsidy	7,255	62,627	17,910
Foreign currency exchange income/(loss)	425,308	562,527	(199,759)
Financial and interest income/(expenses), net	67,636	22,455	(7,028)
Total other income	464,690	697,482	227,057
(Loss)/income before income tax expense	(1,381,499)	2,485,890	2,688,986
Income tax benefit/(expense)	86,336	(277,738)	(399,828)
Net (loss)/income	(1,295,163)	2,208,152	2,289,158
Other comprehensive (loss)/income
Foreign currency translation adjustment	(523,250)	(728,399)	368,037
Total comprehensive (loss)/income	$ (1,818,413)	$ 1,479,753	$ 2,657,195
(Loss)/earnings per share
Basic (in Dollars per share)	$ (0.13)	$ 0.22	$ 0.23
Weighted average number of ordinary shares
Basic (in Shares)	10,288,525	10,000,000	10,000,000